Velocity Commercial Capital, LLC ABS-15G

Exhibit 99.10

Data Compare Summary (Total)
Run Date - 1/28/2020 4:49:34 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	208	0.00%	208
Occupancy	0	208	0.00%	208
Purpose	0	208	0.00%	208
Refi Purpose	1	37	2.70%	208
State	0	208	0.00%	208
Street	0	208	0.00%	208
Zip	0	208	0.00%	208
Total	1	1,285	0.00%	208